EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 17:-     EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2012	2011	2010

Numerator:
Net income	$15,651	$7,942	$13,643

Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	27,981,243	26,681,749	25,281,651

Dilutive effect: stock options and RSUs	861,165	1,319,679	828,481

Total weighted average number of shares used in computing diluted net earnings per share	28,842,408	28,001,428	26,110,132

Basic net income per share	$0.56	$0.30	$0.54
Diluted net income per share	$0.54	$0.28	$0.52

Anti-dilutive securities

The following outstanding options and RSUs were excluded from the computation of diluted net earnings per Ordinary Share for the periods presented because including them would have had an anti-dilutive effect.

	Year ended December 31,
	2012	2011	2010

Options to purchase Ordinary Shares and RSUs	--	--	538,623